Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net (Loss) Income (millions)(5)	Platform+ Annual Net Revenue Growth(6)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)
2023	$9,151,825	$9,804,301	$4,249,451	$4,519,655	$40	$36	$28.20	25%
2022	$9,743,645	$4,411,549	$5,145,599	-$2,528,766	$39	$21	-$0.40	55%
2021	$32,150,349	$35,134,940	$21,589,009	$26,310,790	$102	$70	-$39.40	110%

Named Executive Officers, Footnote	Mr. Wang was the PEO for 2021, 2022 and 2023.The Non-PEO NEOs consist of (i) for 2022 and 2023, Messrs. Townsend, Wong and O’Donnell, and (ii) for 2021, Messrs. Townsend, Wong and O’Donnell and Bill Baxter, the Company’s former Chief Technology Officer.
Peer Group Issuers, Footnote	TSR is determined based on the value of an initial fixed investment of $100 in our Class A common stock on March 25, 2021 (which is the date our Class A common stock commenced trading on the New York Stock Exchange), assuming the reinvestment of any dividends. The peer group is made up of Logitech International, S.A., Peloton Interactive, Inc., Roku, Inc., Sonos, Inc. and The Trade Desk, Inc., which is the peer group we used for the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023.
PEO Total Compensation Amount	$ 9,151,825	$ 9,743,645	$ 32,150,349
PEO Actually Paid Compensation Amount	$ 9,804,301	4,411,549	35,134,940
Adjustment To PEO Compensation, Footnote	To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to the Summary Compensation Table (“SCT”) total for the PEO and the average SCT total for our non-PEO NEOs:
Reconciliation of SCT Total for PEO to CAP for PEO:

Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards and Option Awards for PEO(a)	Additions to Compensation Table Total for PEO(b)(d)	Compensation Actually Paid to PEO
2023	$9,151,825	-$6,945,607	$7,598,083	$9,804,301
2022	$9,743,645	-$7,750,036	$2,417,940	$4,411,549
2021	$32,150,349	-$30,405,113	$33,389,704	$35,134,940
Reconciliation of Average SCT Total for Non-PEO NEOs to Average CAP to Non-PEO NEOs:

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs(a)	Additions to Compensation Table Total for Non-PEO NEOs(c)(d)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$4,249,451	-$2,625,884	$2,896,088	$4,519,655
2022	$5,145,599	-$3,730,562	-$3,943,803	-$2,528,766
2021	$21,589,009	-$20,581,051	$25,302,832	$26,310,790
___________________
(a)Represents the grant date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)The equity award adjustments for the PEO for each applicable year include the addition (or subtraction, as applicable) of the following:

Year	Addition of Year End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Addition of Fair Value as of Vesting Date of Equity Awards Granted During Year that Vested During Year	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Deduction of Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Addition of Value of Dividends or Other Earnings Paid on Equity Awards Prior to the Vesting Date That Are Not Otherwise Reflected in Total Compensation	Additions to Summary Compensation Table Total
2023	$7,419,978	$164,964	$0	$13,140	$0	$0	$7,598,083
2022	$7,072,578	-$2,233,321	$0	-$2,421,317	$0	$0	$2,417,940
2021	$10,450,537	$0	$22,939,166	$0	$0	$0	$33,389,704
(c)The equity award adjustments for the Non-PEO NEOs for each applicable year include the addition (or subtraction, as applicable) of the following:

Year	Addition of Average Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Addition of Average Fair Value as of Vesting Date of Equity Awards Granted During Year that Vested During Year	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Deduction of Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Addition of Average Value of Dividends or Other Earnings Paid on Equity Awards Prior to the Vesting Date That Are Not Otherwise Reflected in Total Compensation	Additions to Average Summary Compensation Table Total
2023	$2,805,226	$48,547	$0	$42,315	$0	$0	$2,896,088
2022	$2,144,599	-$3,240,765	$26,938	-$2,874,575	$0	$0	-$3,943,803
2021	$6,187,404	$40,744	$16,140,187	$2,934,499	$0	$0	$25,302,832
	(d)The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
Non-PEO NEO Average Total Compensation Amount	$ 4,249,451	5,145,599	21,589,009
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,519,655	(2,528,766)	26,310,790
Adjustment to Non-PEO NEO Compensation Footnote	To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to the Summary Compensation Table (“SCT”) total for the PEO and the average SCT total for our non-PEO NEOs:
Reconciliation of SCT Total for PEO to CAP for PEO:

Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards and Option Awards for PEO(a)	Additions to Compensation Table Total for PEO(b)(d)	Compensation Actually Paid to PEO
2023	$9,151,825	-$6,945,607	$7,598,083	$9,804,301
2022	$9,743,645	-$7,750,036	$2,417,940	$4,411,549
2021	$32,150,349	-$30,405,113	$33,389,704	$35,134,940
Reconciliation of Average SCT Total for Non-PEO NEOs to Average CAP to Non-PEO NEOs:

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs(a)	Additions to Compensation Table Total for Non-PEO NEOs(c)(d)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$4,249,451	-$2,625,884	$2,896,088	$4,519,655
2022	$5,145,599	-$3,730,562	-$3,943,803	-$2,528,766
2021	$21,589,009	-$20,581,051	$25,302,832	$26,310,790
___________________
(a)Represents the grant date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)The equity award adjustments for the PEO for each applicable year include the addition (or subtraction, as applicable) of the following:

Year	Addition of Year End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Addition of Fair Value as of Vesting Date of Equity Awards Granted During Year that Vested During Year	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Deduction of Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Addition of Value of Dividends or Other Earnings Paid on Equity Awards Prior to the Vesting Date That Are Not Otherwise Reflected in Total Compensation	Additions to Summary Compensation Table Total
2023	$7,419,978	$164,964	$0	$13,140	$0	$0	$7,598,083
2022	$7,072,578	-$2,233,321	$0	-$2,421,317	$0	$0	$2,417,940
2021	$10,450,537	$0	$22,939,166	$0	$0	$0	$33,389,704
(c)The equity award adjustments for the Non-PEO NEOs for each applicable year include the addition (or subtraction, as applicable) of the following:

Year	Addition of Average Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Addition of Average Fair Value as of Vesting Date of Equity Awards Granted During Year that Vested During Year	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Deduction of Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Addition of Average Value of Dividends or Other Earnings Paid on Equity Awards Prior to the Vesting Date That Are Not Otherwise Reflected in Total Compensation	Additions to Average Summary Compensation Table Total
2023	$2,805,226	$48,547	$0	$42,315	$0	$0	$2,896,088
2022	$2,144,599	-$3,240,765	$26,938	-$2,874,575	$0	$0	-$3,943,803
2021	$6,187,404	$40,744	$16,140,187	$2,934,499	$0	$0	$25,302,832
	(d)The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Financial Performance Measures
Platform+ Net Revenue Growth
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 40	39	102
Peer Group Total Shareholder Return Amount	36	21	70
Net Income (Loss)	$ 28,200,000	$ (400,000)	$ (39,400,000)
Company Selected Measure Amount	0.25	0.55	1.10
PEO Name	(1)Mr. Wang
Additional 402(v) Disclosure
Pay Versus Performance
In accordance with Item 402(v) of Regulation S-K, the following table sets forth additional compensation information of our Principal Executive Officer (“PEO”) and our non-PEO NEOs along with TSR, net income, and annual Platform+ net revenue growth performance results, for 2021, 2022 and 2023:
Represents net (loss) income, as reflected in the Company’s audited financial statements included in our Annual Reports on Form 10-K.
(6)Represents year-over-year growth in Platform+ net revenue, as reported in the Company’s Annual Reports on Form 10-K.
Relationship Between Pay Versus Performance
The charts below show the relationship between the Compensation Actually Paid to the PEO and the Average Compensation Actually Paid to the NEOs other than the PEO in 2021, 2022 and 2023 (collectively, “NEO Compensation Actually Paid”) to each of (1) TSR, (2) net (loss) income and (3) annual Platform+ net revenue growth.
Financial Performance Measures
As described in greater detail in “Compensation Discussion and Analysis,” the Company’s executive compensation program seeks to ensure a performance-based delivery of pay that aligns our NEOs’ rewards with our corporate strategies, business and financial objectives and the long-term interests of our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance were as follows:

Measure:: 1
Pay vs Performance Disclosure
Name	Platform+ Net Revenue Growth
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Equity Award And Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,945,607)	$ (7,750,036)	$ (30,405,113)
PEO | Additions To Compensation Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,598,083	2,417,940	33,389,704
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	7,419,978	7,072,578	10,450,537
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	164,964	(2,233,321)	0
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	22,939,166
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	13,140	(2,421,317)	0
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO | Equity Award And Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,625,884)	(3,730,562)	(20,581,051)
Non-PEO NEO | Additions To Compensation Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,896,088	(3,943,803)	25,302,832
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	2,805,226	2,144,599	6,187,404
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	48,547	(3,240,765)	40,744
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	26,938	16,140,187
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	42,315	(2,874,575)	2,934,499
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 0